Quarterly Holdings Report
for
Fidelity® Women's Leadership Fund
January 31, 2022
WLF-NPRT3-0422
1.9893109.102
Common Stocks - 96.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.3%
Entertainment - 1.5%
The Walt Disney Co. (a)	14,779	2,112,954
Interactive Media & Services - 1.6%
Bumble, Inc. (b)	33,449	987,080
Match Group, Inc. (a)	2,117	238,586
Snap, Inc. Class A (a)	22,807	742,140
Vimeo, Inc. (a)	20,091	294,333
		2,262,139
Media - 2.2%
Cable One, Inc.	498	769,276
Future PLC	14,051	599,295
Interpublic Group of Companies, Inc.	51,000	1,812,540
		3,181,111
TOTAL COMMUNICATION SERVICES		7,556,204
CONSUMER DISCRETIONARY - 12.6%
Automobiles - 0.9%
General Motors Co. (a)	22,770	1,200,662
Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (a)	22,808	671,011
Bright Horizons Family Solutions, Inc. (a)	5,799	744,650
		1,415,661
Hotels, Restaurants & Leisure - 1.6%
Airbnb, Inc. Class A (a)	4,077	627,736
Marriott International, Inc. Class A (a)	10,439	1,681,932
		2,309,668
Household Durables - 1.0%
Taylor Morrison Home Corp. (a)	46,426	1,424,814
Internet & Direct Marketing Retail - 2.3%
Amazon.com, Inc. (a)	588	1,758,984
Etsy, Inc. (a)	5,290	830,953
FSN E-Commerce Ventures Private Ltd.	459	10,256
The RealReal, Inc. (a)	69,203	653,968
		3,254,161
Multiline Retail - 0.3%
Kohl's Corp.	6,699	399,997
Specialty Retail - 3.8%
Best Buy Co., Inc.	8,551	848,943
Gap, Inc.	51,992	939,495
Lowe's Companies, Inc.	7,582	1,799,588
Ross Stores, Inc.	2,629	256,985
Torrid Holdings, Inc.	53,046	488,023
Williams-Sonoma, Inc.	7,066	1,134,376
		5,467,410
Textiles, Apparel & Luxury Goods - 1.7%
LVMH Moet Hennessy Louis Vuitton SE	1,111	912,550
PVH Corp.	6,855	651,294
Tapestry, Inc.	23,702	899,491
		2,463,335
TOTAL CONSUMER DISCRETIONARY		17,935,708
CONSUMER STAPLES - 3.9%
Beverages - 0.8%
The Coca-Cola Co.	17,576	1,072,312
Food & Staples Retailing - 0.6%
Albertsons Companies, Inc.	28,880	812,972
Food Products - 0.9%
The Hershey Co.	6,487	1,278,393
Household Products - 0.5%
The Clorox Co.	4,317	724,652
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	3,065	955,636
Olaplex Holdings, Inc.	2,700	58,968
Shiseido Co. Ltd.	12,097	610,221
		1,624,825
TOTAL CONSUMER STAPLES		5,513,154
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Phillips 66 Co.	11,288	957,110
Renewable Energy Group, Inc. (a)	9,806	394,790
		1,351,900
FINANCIALS - 13.0%
Banks - 4.8%
Bank of America Corp.	67,278	3,104,207
Citigroup, Inc.	24,722	1,609,897
First Horizon National Corp.	54,351	929,946
First United Corp.	19,718	392,980
JPMorgan Chase & Co.	4,922	731,409
Starling Bank Ltd. Series D (a)(c)(d)	30,100	92,298
		6,860,737
Capital Markets - 5.1%
Coinbase Global, Inc. (a)(b)	2,152	409,203
Franklin Resources, Inc.	24,500	783,265
Macquarie Group Ltd.	8,167	1,067,521
Morningstar, Inc.	8,426	2,421,717
MSCI, Inc.	1,076	576,865
NASDAQ, Inc.	10,945	1,961,453
		7,220,024
Insurance - 3.0%
Hartford Financial Services Group, Inc.	27,365	1,966,723
Progressive Corp.	21,736	2,361,834
		4,328,557
Thrifts & Mortgage Finance - 0.1%
NMI Holdings, Inc. (a)	3,482	86,145
TOTAL FINANCIALS		18,495,463
HEALTH CARE - 13.2%
Biotechnology - 1.7%
Alnylam Pharmaceuticals, Inc. (a)	4,731	650,986
Vertex Pharmaceuticals, Inc. (a)	6,027	1,464,862
Zai Lab Ltd. ADR (a)	5,558	276,066
		2,391,914
Health Care Equipment & Supplies - 2.2%
Figs, Inc. Class A (a)	32,958	740,896
Hologic, Inc. (a)	27,655	1,942,487
Insulet Corp. (a)	1,131	280,488
Outset Medical, Inc. (a)	5,490	204,173
		3,168,044
Health Care Providers & Services - 4.3%
Anthem, Inc.	8,023	3,538,063
Cigna Corp.	9,004	2,075,062
Guardant Health, Inc. (a)	7,473	519,747
		6,132,872
Life Sciences Tools & Services - 0.5%
ICON PLC (a)	2,762	733,919
Pharmaceuticals - 4.5%
Eli Lilly & Co.	5,185	1,272,347
GlaxoSmithKline PLC	48,993	1,093,328
Merck KGaA	6,203	1,360,307
UCB SA	10,997	1,094,260
Zoetis, Inc. Class A	8,183	1,634,882
		6,455,124
TOTAL HEALTH CARE		18,881,873
INDUSTRIALS - 11.2%
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	8,900	1,799,669
Airlines - 0.4%
JetBlue Airways Corp. (a)	39,221	573,803
Commercial Services & Supplies - 0.5%
Stericycle, Inc. (a)	3,071	180,391
Tomra Systems ASA	11,060	552,946
		733,337
Electrical Equipment - 3.1%
AMETEK, Inc.	16,833	2,302,249
ESS Tech, Inc. Class A (a)	11,182	60,942
Fluence Energy, Inc.	1,000	18,700
nVent Electric PLC	39,828	1,377,651
Sunrun, Inc. (a)	27,705	718,391
		4,477,933
Machinery - 3.1%
Deere & Co.	2,381	896,208
Federal Signal Corp.	48,220	1,881,544
Otis Worldwide Corp.	18,743	1,601,214
		4,378,966
Professional Services - 2.8%
Leidos Holdings, Inc.	17,208	1,539,256
Manpower, Inc.	13,573	1,423,401
Science Applications International Corp.	13,208	1,083,452
		4,046,109
TOTAL INDUSTRIALS		16,009,817
INFORMATION TECHNOLOGY - 27.0%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	12,728	1,582,218
Electronic Equipment & Components - 2.5%
CDW Corp.	14,061	2,658,232
Insight Enterprises, Inc. (a)	9,974	939,052
		3,597,284
IT Services - 8.5%
Accenture PLC Class A	7,113	2,515,015
Capgemini SA	11,859	2,666,096
Genpact Ltd.	19,409	965,598
MasterCard, Inc. Class A	5,185	2,003,380
PayPal Holdings, Inc. (a)	8,595	1,477,824
Twilio, Inc. Class A (a)	4,797	988,758
WEX, Inc. (a)	9,736	1,567,301
		12,183,972
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc. (a)	8,598	982,322
NVIDIA Corp.	8,792	2,152,809
		3,135,131
Software - 10.9%
Adobe, Inc. (a)	4,066	2,172,464
Copperleaf Technologies, Inc.	21,528	291,297
HubSpot, Inc. (a)	2,834	1,385,259
Intuit, Inc.	3,640	2,021,037
Microsoft Corp.	17,860	5,554,096
Pagerduty, Inc. (a)	16,683	550,873
Rapid7, Inc. (a)	11,730	1,129,951
Salesforce.com, Inc. (a)	10,287	2,393,065
		15,498,042
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	14,801	2,586,919
TOTAL INFORMATION TECHNOLOGY		38,583,566
MATERIALS - 2.8%
Chemicals - 1.0%
Eastman Chemical Co.	6,488	771,618
Valvoline, Inc.	21,563	710,285
		1,481,903
Construction Materials - 0.6%
Summit Materials, Inc. (a)	21,792	774,924
Metals & Mining - 1.2%
Commercial Metals Co.	29,042	971,164
Schnitzer Steel Industries, Inc. Class A (b)	19,413	759,825
		1,730,989
TOTAL MATERIALS		3,987,816
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Equity Lifestyle Properties, Inc.	19,304	1,511,310
Store Capital Corp.	49,002	1,553,853
Ventas, Inc.	18,287	969,577
		4,034,740
UTILITIES - 4.0%
Electric Utilities - 3.1%
Allete, Inc.	11,373	725,939
NextEra Energy, Inc.	16,870	1,317,884
ORSTED A/S (e)	11,525	1,227,931
SSE PLC	53,529	1,151,732
		4,423,486
Water Utilities - 0.9%
American Water Works Co., Inc.	8,066	1,297,013
TOTAL UTILITIES		5,720,499
TOTAL COMMON STOCKS (Cost $123,143,716)		138,070,740

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Somatus Series E (c) (Cost $350,799)	402	350,799

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (f)	2,819,476	2,820,040
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	1,410,984	1,411,125
TOTAL MONEY MARKET FUNDS (Cost $4,231,165)		4,231,165

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $127,725,680)	142,652,704
NET OTHER ASSETS (LIABILITIES) - 0.1%	198,126
NET ASSETS - 100.0%	142,850,830

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $443,097 or 0.3% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,227,931 or 0.9% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus Series E	1/31/22	350,799
Starling Bank Ltd. Series D	6/18/21	53,815

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	2,784,468	42,169,774	42,134,202	1,486	-	-	2,820,040	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	2,443,525	20,731,544	21,763,944	18,291	-	-	1,411,125	0.0%
Total	5,227,993	62,901,318	63,898,146	19,777	-	-	4,231,165

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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